Expense Example {- Fidelity SAI Japan Stock Index Fund} - 10.31 Fidelity SAI International Small Cap/Japan Stock Index Funds Combo PRO-02 - Fidelity SAI Japan Stock Index Fund - Fidelity SAI Japan Stock Index Fund
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 14
3 years	$ 45